Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 626,004	$ 694,546	$ 1,352,759	$ 1,567,443	$ 3,730,488	$ 1,776,887
Loss from operations	(626,004)	(694,546)	(1,352,759)	(1,567,443)	(3,730,488)	(1,776,887)
Other income:
Interest income earned on investments held in trust account	664,259	3,052,686	1,684,947	5,749,212	11,207,609	3,619,061
Interest expense	(126,620)		(195,185)
Non-redemption agreement expense			(838,825)		(708,400)
Total other income, net	537,639	3,052,686	650,937	5,749,212
(Loss) Income before provision for income taxes	(88,365)	2,358,140	(701,822)	4,181,769	6,768,721	1,842,174
Provision for income taxes	(135,442)	(630,565)	(346,027)	(1,186,335)	(2,325,087)	(726,410)
Net (loss) income	$ (223,807)	$ 1,727,575	$ (1,047,849)	$ 2,995,434	$ 4,443,634	$ 1,115,764
Class A Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	14,349,106	25,845,423	15,603,598	25,845,423	25,873,722	25,732,064
Basic net (loss) income per common stock (in Dollars per share)	$ (0.02)	$ 0.05	$ (0.07)	$ 0.09	$ 0.14	$ 0.03
Class B Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)		8,615,141		8,615,141	6,184,019	8,577,355
Basic net (loss) income per common stock (in Dollars per share)		$ 0.05		$ 0.09	$ 0.14	$ 0.03